Shareholders' Equity - Stock Options Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 39.93	$ 53.64
Stock Options
Stock-based compensation
Granted (in shares)	0	0	0
Stock options activity
Outstanding at the beginning of the year (in shares)	155,000	190,000	234,000
Exercised (in shares)		(34,000)	(26,000)
Cancelled/expired/forfeited (in shares)		(1,000)	(18,000)
Outstanding at the end of the year (in shares)	155,000	155,000	190,000	234,000
Vested and expected to vest at the end of the year (in shares)	155,000	155,000
Exercisable at the end of the year (in shares)	155,000	153,000
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 37.75	$ 38.86	$ 38.41
Exercised (in dollars per share)	35.69	43.85	35.69
Cancelled/expired/forfeited (in dollars per share)		35.69	37.61
Outstanding at the end of the year (in dollars per share)	37.75	37.75	$ 38.86	$ 38.41
Vested and expected to vest at the end of the year (in dollars per share)	37.75	37.75
Exercisable at the end of the year (in dollars per share)	$ 37.75	$ 37.77
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	11 months 4 days	1 year 11 months 4 days	2 years 6 months 21 days	3 years 7 months 17 days
Vested and expected to vest at the end of the year	11 months 4 days	1 year 11 months 4 days
Exercisable at the end of the year	11 months 4 days	1 year 11 months 4 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 338,000	$ 2,467,000	$ 11,693,000	$ 5,226,000
Vested and expected to vest at the end of the year	338,000	2,467,000
Exercisable at the end of the year	338,000	2,435,000
Total intrinsic value of options exercised	0	1,500,000	1,600,000
Cash received from the exercises of stock option	0	1,500,000	$ 900,000
Unrecognized compensation cost	$ 0	$ 20,000.00